Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Rental expenses	$ 421,585	$ 283,168	$ 122,699
Lease expense	306,824
Interest expense	35,154
Amortization expense	271,185
Short-term lease expense	114,761
Cash paid for operating leases	$ 294,115